EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY METHOD INVESTMENTS
Schedule of the Group's equity method investee

Investee	Amount invested	Legal ownership	Date invested	Business
Wuhu Bona Film Investment Management Co., Ltd. ("Wuhu Bona") (i)	$571	70%	July 2013	Fund management
Wuhu Bona Jinyu Film Investment Center, L.P. ("Bona Film Investment Fund") (i)	$32,520	30%	September 2013	Film investment
Sanya Beauty Crown Bona International Cinema Co., Ltd. ("Sanya Cinema") (ii)	$833	51%	August 2013	Cinema
(i)

In July 2013, the Group, together with two unrelated investors, established Wuhu Bona, a limited liability company with registered paid-in capital of RMB20 million (equivalent of $3,267). The Group holds a 70% equity interest in Wuhu Bona with the two unrelated investors each holding a 15% equity interest. As of December 31, 2014, the Group and other investors had invested RMB3.5 million (equivalent of $572) and RMB1.5 (equivalent of $245) million, respectively, in Wuhu Bona. According to the Article of Association of Wuhu Bona, the Group has a commitment to invest an additional RMB10.5 million (equivalent of $1,715) in Wuhu Bona by July 2015. Wuhu Bona was established to set-up and operate Bona Film Investment Fund (see below). As a 70% equity owner, the Group is entitled to nominate three out of the five board members of Wuhu Bona. However, any significant board resolutions related to operating and financing activities, including the determination of which films Bona Film Investment Fund is to invest, require the approval of at least two-thirds of the board members (i.e. approval of the Group and at least one of the other two unrelated investors). Wuhu Bona is determined to be a VIE; however, based on the aforementioned voting rights, none of the three equity owners are deemed to have power of the most significant activities of Wuhu Bona. Accordingly, the Group accounts for its investment in Wuhu Bona using the equity method of accounting.

Bona Film Investment Fund was established on August 1, 2013 and commenced its operation in September 2014. Bona Film Investment Fund is a RMB1.0 billion fund that is expected to provide financing for the development and production of the Group's film and television projects for the next two years. The Group and Wuhu Bona have committed to invest RMB300.0 million (equivalent of $49,009) and RMB1.0 million (equivalent of $163) for a 29.9% and 0.1% equity interest in Bona Film Investment Fund, respectively. Unrelated investors of the Group hold the remaining 70% equity interest and associated capital commitment. Wuhu Bona is the only general partner of Bona Film Investment Fund and has all decision making rights relative to the operations of Bona Film Investment Fund. As compensation for its services as general partner, Wuhu Bona is entitled to a management fee that is determined based a percentage of invested capital. Wuhu Bona will be entitled to profit distribution from Bona Film Investment Fund at an internal rate of return of 8%, and 20% of remaining profits that exceed the initial investments and internal rate of return. Removal of Wuhu Bona as the general partner requires a 90% vote of investors, including the Group. Bona Film Investment Fund is considered a VIE and Wuhu Bona is deemed to be the primary beneficiary. Accordingly, Wuhu Bona consolidates Bona Film Investment Fund.

As of December 31, 2014, the Group, Wuhu Bona and the unrelated investors had fulfilled RMB225.0 million (equivalent of $36,784), RMB0.8 million (equivalent of $123) and RMB527.9 million (equivalent of $86,309), respectively, of their capital commitment to Bona Film Investment Fund. Of this amount, RMB664.4 million (equivalent of $108,416) was transferred to the Group for the development and production of films and TV projects of the Group and was included in film participation financing liabilities on the consolidated balance sheets of the Group. According to the partnership agreement of Bona Film Investment Fund, the Group has a commitment to invest an additional RMB75 million (equivalent of $12,261) in Bona Film Investment Fund by September 2015, of which RMB45 million (equivalent of $7,357) was invested by March 2015.

The Group received a RMB34.8 million (equivalent of $5,650) profit distribution from Bona Film Investment Fund for the year ended December 31, 2014.

The Group's maximum exposure to loss as a result of its investment in Wuhu Bona and Bona Film Investment Fund is limited to its investment and the capital commitment described above.

(ii)

In August 2013, the Group, together with another investor, established Sanya Cinema to operate a cinema in Sanya City in the PRC, in which the Group holds 51% equity interests. As the significant operating and financing activities of Sanya Cinema needed all shareholders' approvals at that time, the Group concluded that it did not have control over Sanya Cinema, and accounted for this investment using the equity method of accounting.

In March 2014, Sanya Cinema revised its Article of Association, which stipulates that the shareholders' resolutions related to significant operating and financing activities of Sanya Cinema require over 50% shareholders' approval. When Sanya Cinema completed the registration of the revised A&A with the local Administration for Industry & Commerce on March 31, 2014, the Group achieved control over Sanya Cinema and accordingly consolidated the financial statements of Sanya Cinema since March 31, 2014.

Schedule of the Group's share of the equity method investees' profit or loss

	Wuhu Bona	Bona Film Investment Fund	Sanya Cinema	Total
Balance as of January 1, 2013	—	—	—	—
Investments	571	24,505	833	25,909
Share of (loss) profit for the year ended December 31, 2013	(14)	93	(1)	78
Exchange differences	7	274	10	291

Balance as of December 31, 2013	564	24,872	842	26,278

Investments	—	12,086	—	12,086
Share of profit for the year ended December 31, 2014	84	3,265	1	3,350
Acquisition of an equity method investee	—	—	(820)	(820)
Return on an equity method investment	—	(1,579)	—	(1,579)
Distribution from an equity method investment	—	(4,071)	—	(4,071)
Exchange differences	(14)	(585)	(23)	(622)

Balance as of December 31, 2014	634	33,988	—	34,622

Summary of financial information of the equity method investments

	December 31,
	2013	2014
Total current assets	66,547	96,335
Total asset	84,223	111,002
Total current liabilities	264	399
Total liabilities	264	399

	Years ended December 31,
	2012	2013	2014
Net revenues	432	314	43,530
Gross profit	257	314	10,585
Net income (loss)	11	(1,425)	8,547